UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Sector Gamma AS
Address:                Filipstad Brygge 2, P.O. Box 1994 Vika
                        Oslo, Norway 0125

Form 13F File Number:   28-13612

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arild Blikom
Title:     Head of Fund Operations
Phone:     +47 23012900

Signature, Place and Date of Signing:

/s/Arild Blikom               Oslo, Norway               November 13, 2012

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                              0

Form 13F Information Table Entry Total                         33

Form 13F Information Table Value Total:      $329,598 (thousands)

List of Other Included Managers:  None


------------------------------------------------------------------------------------------------------------------------------------
Column 1                    Column 2  Column 3     Column 4              Column 5        Column 6   Column 7       Column 8
                                                             Shares or
                            Title of                 Value    Principal   SH/     PUT/  Investment   Other       Voting Authority
Name of Issuer               Class       Cusip     (x$1,000)   Amount     PRN     CALL  Discretion  Managers    Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN CORP        COM      03073E105     8,207     212,000    SH              SOLE        NONE     212,000
AETNA INC NEW                 COM      00817Y108     5,108     129,000    SH              SOLE        NONE     129,000
AUXILIUM PHARMACEUTICALS INC  COM      05334D107     5,805     237,324    SH              SOLE        NONE     237,324
BAXTER INTL INC               COM      071813109    12,271     203,600    SH              SOLE        NONE     203,600
BRISTOL MYERS SQUIBB CO       COM      110122108    10,084     298,781    SH              SOLE        NONE     298,781
BOSTON SCIENTIFIC CORP        COM      101137107    26,094   4,546,000    SH              SOLE        NONE   4,546,000
CARDINAL HEALTH INC           COM      14149Y108     6,235     160,000    SH              SOLE        NONE     160,000
CUBIST PHARMACEUTICALS INC    COM      229678107     9,559     200,442    SH              SOLE        NONE     200,442
CIGNA CORPORATION             COM      125509109     9,717     206,000    SH              SOLE        NONE     206,000
CENTENE CORP DEL              COM      15135B101     2,394      64,000    SH              SOLE        NONE      64,000
COVIDIEN PLC                  SHS      G2554F113    10,800     181,750    SH              SOLE        NONE     181,750
DENDREON CORP                 COM      24823Q107     2,429     505,000    SH              SOLE        NONE     505,000
EXPRESS SCRIPTS INC           COM      30219G108     3,570      57,000    SH              SOLE        NONE      57,000
FOREST LABS INC               COM      345838106    33,830     950,000    SH              SOLE        NONE     950,000
JOHNSON & JOHNSON             COM      478160104    14,127     205,000    SH              SOLE        NONE     205,000
LIFE TECHNOLOGIES CORP        COM      53217V109    14,473     296,250    SH              SOLE        NONE     296,250
LILLY ELI & CO                COM      532457108    29,864     629,907    SH              SOLE        NONE     629,907
MEDTRONIC INC                 COM      585055106    10,130     234,920    SH              SOLE        NONE     234,920
MERCK & CO INC NEW            COM      58933Y105    20,275     449,600    SH              SOLE        NONE     449,600
MYLAN INC                     COM      628530107    10,017     411,000    SH              SOLE        NONE     411,000
ONYX PHARMACEUTICALS INC      COM      683399109    10,107     119,615    SH              SOLE        NONE     119,615
OPTIMER PHARMACEUTICALS INC   COM      68401H104     1,556     110,193    SH              SOLE        NONE     110,193
RESMED INC                    COM      761152107    11,502     284,200    SH              SOLE        NONE     284,200
SPECTRUM PHARMACEUTICALS INC  COM      84763A108     2,012     172,000    SH              SOLE        NONE     172,000
ST JUDE MED INC               COM      790849103     9,596     227,771    SH              SOLE        NONE     227,771
TENET HEALTHCARE CORP         COM      88033G407     8,559   1,365,000    SH              SOLE        NONE   1,365,000
THERMO FISHER SCIENTIFIC INC  COM      883556102    11,448     194,600    SH              SOLE        NONE     194,600
UNIVERSAL HLTH SVCS INC       COM      913903100     5,625     123,000    SH              SOLE        NONE     123,000
UNITED THERAPEUTICS CORP DEL  CL B     91307C102     4,962      88,800    SH              SOLE        NONE      88,800
VERTEX PHARMACEUTICALS INC    COM      92532F100     7,981     142,800    SH              SOLE        NONE     142,800
WALGREEN CO                   COM      931422109     2,551      70,000    SH              SOLE        NONE      70,000
WELLCARE HEALTH PLANS INC     COM      94946T106     4,976      88,000    SH              SOLE        NONE      88,000
WATSON PHARMACEUTICALS INC    COM      942683103     3,734      43,845    SH              SOLE        NONE      43,845
